RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

The Company has the following related party transactions as of December 31, 2020 and March 31, 2021 and for the three months ended March 31, 2020 and 2021 (in thousands):

	December 31, 2020	March 31, 2021
Other current assets	$5,572	$5,660
Other assets	1,400	4,670
Accounts payable	1,356	31
Other current liabilities	969	2,479

	Three Months Ended March 31,
	2020	2021
Revenue	$2,085	$7,000
Direct operating costs	2,052	2,133
Selling, general and administrative expenses	8,816	1,126
Other income, net	875	875

As of March 31, 2021, the Company has an equity-method investment in Euroleague, a related party. For the three months ended March 31, 2020 and 2021, the Company recognized revenue of $(2.4) million and $2.2 million, respectively, for a management fee to compensate it for representation and technical services it provides to Euroleague in relation to the distribution of media rights. This revenue is included in the Owned Sports Properties segment. Also, for the three months ended March 31, 2020 and 2021, the Company recognized revenue of $1.9 million and $2.6 million, respectively, for production services provided to Euroleague as well as direct operating costs of $1.4 million and $1.8 million, respectively, for the procurement of a license for gaming rights from Euroleague, which are included in the Events, Experiences & Rights segment. As of December 31, 2020 and March 31, 2021, the Company had a receivable of $0.7 million and $3.0 million, respectively, and a payable of $1.0 million and $0.1 million, respectively.

22. RELATED PARTY TRANSACTIONS

The Company has the following related party transactions as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 (in thousands):

	December 31,
	2019	2020
Other current assets	$21,084	$5,572
Other assets	1,400	1,400
Accounts payable	—	1,356
Other current liabilities	3,639	969

	Years Ended December 31,
	2018	2019	2020
Revenue	$21,782	$19,918	$11,233
Direct operating costs	6,543	5,975	6,458
Selling, general and administrative expenses	11,887	14,058	17,274
Interest expense, net	—	—	1,206
Other income (expense), net	—	3,500	3,500

As of December 31, 2020, the Company has an equity-method investment in Euroleague, a related party. For the years ended December 31, 2018, 2019 and 2020, the Company recognized revenue of $8.8 million, $6.6 million and $(1.5) million, respectively, for a management fee to compensate it for representation and technical services it provides to Euroleague in relation to the distribution of media rights. This revenue is included in the Owned Sports Properties segment. Also, for the years ended December 31, 2018, 2019 and 2020, the Company recognized revenue of $6.9 million, $7.9 million and $7.8 million, respectively, for production services provided to Euroleague as well as direct operating costs of $2.6 million, $4.1 million and $3.5 million, respectively, for the procurement of a license for gaming rights from Euroleague, which are included in the Events, Experiences & Rights segment. At December 31, 2019 and 2020, the Company had a receivable of $6.2 million and $0.7 million, respectively, and a payable of $2.7 million and $1.0 million, respectively.

The Company has an equity-method investment in Learfield IMG College (Note 5), in which Learfield IMG College owes the Company $3.6 million and less than $0.1 million as of December 31, 2019 and 2020, respectively. For the years ended December 31, 2019 and 2020, the Company recorded revenue of $2.0 million and less than $0.1 million, respectively. The Company also is paid a fee for the monitoring agreement entered into in connection with the merger. For the years ended December 31, 2019 and 2020, the Company recognized other income of $3.5 million and $3.5 million, respectively.